Shareholder Report, Holdings (Details)	Dec. 31, 2024
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Municipal Electric Authority of Georgia, 7.06%, due 04/01/57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | FNMA Pool AR5162, 3.50%, due 05/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Metropolitan Transportation Authority, 7.34%, due 11/15/39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Washington State Convention Center, 6.79%, due 07/01/40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.85%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	52.46%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.32%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.37%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	18.81%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.19%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.25%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.22%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Others [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Holdings [Line Items]
Percent of Total Investments	100.00%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Municipal Electric Authority of Georgia, 7.06%, due 04/01/57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | FNMA Pool AR5162, 3.50%, due 05/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Metropolitan Transportation Authority, 7.34%, due 11/15/39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Washington State Convention Center, 6.79%, due 07/01/40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.85%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | AA [Member]
Holdings [Line Items]
Percent of Total Investments	52.46%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.32%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.37%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	18.81%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.19%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.25%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.22%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Others [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%